Employee Severance Plan (Expected Future Benefits to Employees) (Details) (KRW) In Millions	Dec. 31, 2010
Employee Severance Plan
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 - 2020	263,467